Goodwill and Intangible Assets, Net - Schedule of Intangible Asset Net Carrying Amount and Weighted Average Remaining Useful Lives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets, Net Carrying Amount	$ 3,872	$ 4,170
Customer Related and Contract Based Intangibles
Schedule Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets, Net Carrying Amount	$ 3,306	3,543
Intangible assets, Weighted Average Remaining Useful Lives	13 years 6 months
Technology Related Intangibles
Schedule Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets, Net Carrying Amount	$ 200	234
Intangible assets, Weighted Average Remaining Useful Lives	4 years 6 months
Trade Name
Schedule Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets, Net Carrying Amount	$ 366	$ 393
Intangible assets, Weighted Average Remaining Useful Lives	13 years 3 months 18 days